CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Stockholders' equity (deficit):
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	67,721,776	52,606,000	41,461,543
Common stock, shares outstanding	67,721,776	52,606,000	41,461,543